Financial expense, net (Tables)	3 Months Ended
Mar. 31, 2024
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2024 and 2023:

	For the three-month period ended March 31,
	2024	2023
Financial income	($ in thousands)
Interest income on deposits and current accounts	4,883	3,791
Interest income from loans and credits	964	353
Interest rates gains on derivatives: cash flow hedges	114	40
Total	5,961	4,184

Financial expense
	For the three-month period ended March 31,
	2024	2023
Financial expense	($ in thousands)
Interest on loans and notes	(87,011)	(83,288)
Interest rates gains on derivatives: cash flow hedges	5,957	6,028
Total	(81,054)	(77,260)

Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2024, and 2023:

	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Other financial income	1,640	428
Other financial losses	(6,265)	(9,491)
Total	(4,625)	(9,063)